Shareholder Report	3 Months Ended	4 Months Ended	8 Months Ended		12 Months Ended			13 Months Ended	15 Months Ended	17 Months Ended	20 Months Ended		21 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended		37 Months Ended	38 Months Ended		42 Months Ended	46 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type					N-CSR
Amendment Flag					false
Registrant Name					Simplify Exchange Traded Funds
Entity Central Index Key					0001810747
Entity Investment Company Type					N-1A
Document Period End Date					Jun. 30, 2024
C000233894
Shareholder Report [Line Items]
Fund Name					Simplify Aggregate Bond ETF
Trading Symbol					AGGH
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Aggregate Bond ETF ("AGGH" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Aggregate Bond ETF	$27	0.26%

Expenses Paid, Amount					$ 27
Expense Ratio, Percent					0.26%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, AGGH returned 2.48% vs its referenced benchmark, Bloomberg Capital U.S. Aggregate Bond Index, return of 2.63%, underperforming the benchmark by 0.15%.

Rising interest rates were a headwind for the Fund and the bond market in general. The Fund underperformed the benchmark due to the challenges in hedging structural volatility selling strategies in rapidly changing long-term treasury rates. The Fund used long and short positions in options across equities, fixed income, volatility indices, commodities, and currencies asset classes to hedge against relevant interest rate and credit risks as well as generate potential income.

In the next 12 months, we believe the Fed will likely start a rate-cutting cycle, which will potentially stall last year’s trend of rising rates. We believe AGGH is well-positioned to deliver high returns and outperform the Bloomberg Capital U.S. Aggregate Bond Index due to structural volatility selling strategies as long-term treasury rates stabilize.

Line Graph [Table Text Block]
	Simplify Aggregate Bond ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index
2/14/22	$10,000	$10,000
3/31/22	$9,797	$9,795
6/30/22	$9,511	$9,335
9/30/22	$9,243	$8,892
12/31/22	$9,124	$9,058
3/31/23	$9,424	$9,326
6/30/23	$9,558	$9,248
9/30/23	$9,336	$8,949
12/31/23	$9,897	$9,559
3/31/24	$9,861	$9,485
6/30/24	$9,795	$9,491

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/14/2022
Simplify Aggregate Bond ETF - NAV	2.48%	- 0.86%
Simplify Aggregate Bond ETF - Market	2.57%	- 0.74%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	- 2.18%

Performance Inception Date																Feb. 14, 2022
AssetsNet	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384	$ 207,337,384
Holdings Count | Holding	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount					$ 319,366
InvestmentCompanyPortfolioTurnover					385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$207,337,384
Total number of portfolio holdings	4
Total advisory fee paid, net of waiver	$319,366
Period portfolio turnover rate	385%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	94.4%
U.S. Treasury Bills	5.0%
U.S. Government Agency Mortgage Backed Securities	4.9%
Liabilities in Excess of Other Assets	(4.3)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- The Fund's name changed from Simplify Aggregate Bond PLUS Credit Hedge ETF to Simplify Aggregate Bond ETF.

- The Fund's investment objective changed from seeking to maximize total return by investing primarily in investment grade bonds while mitigating credit risk to seeking to maximize total return.

- "Other expenses" in the Fund's fee table were restated.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- The Fund's name changed from Simplify Aggregate Bond PLUS Credit Hedge ETF to Simplify Aggregate Bond ETF.

- The Fund's investment objective changed from seeking to maximize total return by investing primarily in investment grade bonds while mitigating credit risk to seeking to maximize total return.

- "Other expenses" in the Fund's fee table were restated.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000230898
Shareholder Report [Line Items]
Fund Name					Simplify Health Care ETF
Trading Symbol					PINK
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Health Care ETF ("PINK" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Health Care ETF	$55	0.50%

Expenses Paid, Amount					$ 55
Expense Ratio, Percent					0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, PINK returned 18.83% vs its referenced benchmark, MSCI USA IMI/Health Care Net Index, return of 9.76% for the same period, outperforming the benchmark by 9.07%.

PINK's outperformance is attributed to bottoms-up analysis, tactical trading, and strategic weightings in subsectors. In FY2024, stock selection played the most significant role, avoiding major drawdowns and identifying alpha-generating stocks across subsectors.

Looking ahead, we believe PINK is positioned defensively, anticipating a cyclical economic slowdown. We expect a rotation from economically sensitive areas to defensives. The Fund currently is overweight in select drug stocks versus Medtech and HMOs, anticipating economic headwinds for the latter. We focus on drug stocks with asymmetric earnings potential and will selectively add Medtech and HMOs. PINK adapts its strategy to optimize alpha, recognizing the diminishing global tailwind from government spending. We will monitor and adjust as needed.

Line Graph [Table Text Block]
	Simplify Health Care ETF - NAV	S&P 500 TR Index	MSCI USA IMI/Health Care Net (USD) Index
10/7/21	$10,000	$10,000	$10,000
12/31/21	$11,178	$10,866	$10,774
3/31/22	$10,865	$10,366	$10,318
6/30/22	$9,863	$8,697	$9,563
9/30/22	$9,531	$8,272	$9,112
12/31/22	$10,701	$8,898	$10,151
3/31/23	$10,109	$9,565	$9,778
6/30/23	$10,731	$10,401	$10,076
9/30/23	$10,159	$10,060	$9,689
12/31/23	$11,102	$11,237	$10,364
3/31/24	$12,570	$12,423	$11,218
6/30/24	$12,752	$12,955	$11,060

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/7/2021
Simplify Health Care ETF - NAV	18.83%	9.32%
Simplify Health Care ETF - Market	19.08%	9.52%
S&P 500 TR Index	24.56%	9.95%
MSCI USA IMI/Health Care Net (USD) Index	9.76%	3.76%

Performance Inception Date																		Oct. 07, 2021
AssetsNet	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249	$ 137,169,249
Holdings Count | Holding	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53	53
Advisory Fees Paid, Amount					$ 426,070
InvestmentCompanyPortfolioTurnover					210.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$137,169,249
Total number of portfolio holdings	53
Total advisory fee paid, net of waiver	$426,070
Period portfolio turnover rate	210%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	90.0%
Money Market Funds	5.8%
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

Material Fund Change [Text Block]
C000231201
Shareholder Report [Line Items]
Fund Name					Simplify Hedged Equity ETF
Trading Symbol					HEQT
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Hedged Equity ETF ("HEQT" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Hedged Equity ETF	$55	0.51%

Expenses Paid, Amount					$ 55
Expense Ratio, Percent					0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, HEQT returned 16.08% vs its referenced benchmark, Bloomberg US EQ:FI 60:40 Index, return of 15.69% for the same period, outperforming the benchmark by 0.39%.

Stock market weakness in Q3 2023 drove HEQT to an early 3% gain versus the large cap index but relinquished this alpha as stocks rose steadily rose until the end of Q1 2024. Subsequent periods of choppy price action in the broader market enabled HEQT to post a similar relative outperformance. More frequent strike resets in the HEQT were a benefit versus its competitors during the cycle of brief drawdowns with ensuing market rebounds.

Due to continued investor demand for market upside, call strike moneyness on regular monthly option rolls has consistently been above 5%. The relative cheapness of puts to calls in the 1-3 month maturity make costless collars an attractive defensive positioning alternative for a sustained correction in stocks, and with the potential for heightened volatility in the upcoming election cycle we believe HEQT is well-positioned to perform favorably.

Line Graph [Table Text Block]
	Simplify Hedged Equity ETF - NAV	Bloomberg US EQ:FI 60:40 Index	S&P 500 TR Index
11/1/21	$10,000	$10,000	$10,000
12/31/21	$10,251	$10,168	$10,357
3/31/22	$9,810	$9,606	$9,881
6/30/22	$9,254	$8,449	$8,290
9/30/22	$9,128	$8,053	$7,885
12/31/22	$9,389	$8,454	$8,481
3/31/23	$9,895	$8,953	$9,117
6/30/23	$10,425	$9,398	$9,914
9/30/23	$10,258	$9,108	$9,590
12/31/23	$10,961	$10,010	$10,711
3/31/24	$11,545	$10,597	$11,841
6/30/24	$12,101	$10,873	$12,349

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 11/1/2021
Simplify Hedged Equity ETF - NAV	16.08%	7.43%
Simplify Hedged Equity ETF - Market	16.28%	7.31%
S&P 500 TR Index	24.56%	8.25%
Bloomberg US EQ:FI 60:40 Index	15.69%	3.20%

Performance Inception Date																	Nov. 01, 2021
AssetsNet	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904	$ 168,665,904
Holdings Count | Holding	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Advisory Fees Paid, Amount					$ 754,254
InvestmentCompanyPortfolioTurnover					1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$168,665,904
Total number of portfolio holdings	5
Total advisory fee paid, net of waiver	$754,254
Period portfolio turnover rate	1%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	101.3%
Purchased Options	0.3%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(1.6)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- "Other expenses" in the Fund's fee table were restated.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- "Other expenses" in the Fund's fee table were restated.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000233895
Shareholder Report [Line Items]
Fund Name					Simplify High Yield PLUS Credit Hedge ETF
Trading Symbol					CDX
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify High Yield PLUS Credit Hedge ETF ("CDX" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify High Yield PLUS Credit Hedge ETF	$27	0.25%

Expenses Paid, Amount					$ 27
Expense Ratio, Percent					0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, CDX returned 11.82% vs its referenced benchmark, ICE BofA U.S. High Yield Index, return of 10.45%. The Fund outperformed the benchmark  by 3.27% during spread widening and underperformed the benchmark by 2.26% during tightening.

Outperformance was driven by:

1. Credit hedges, including the “Quality-Junk” overlay, High Yield CDS, and equity puts, added 1.88%, mainly from the Quality-Junk overlay.

2. Total return swaps via the iShares iBoxx $ High Yield Corporate Bond ETF ("HYG ETF") added 9.91%, despite HYG ETF underperforming the benchmark by 1.07%.

3. Tightening of High Yield credit spreads from 3.90% to 3.09% added 2.75% to absolute return but subtracted a 0.80% from relative performance.

Looking forward, CDX is modestly over-hedged due to tight credit spreads and deteriorating US growth. Tight conditions and high bankruptcy filings suggest outperformance if spreads widen. Current positioning could generate a 0.02% outperformance for every 0.01% of spread widening, potentially leading to a 10% outperformance if spreads reach recession averages. If spreads do not widen, performance should remain favorable.

Line Graph [Table Text Block]
	Simplify High Yield PLUS Credit Hedge ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	ICE BofA US High Yield Index
2/14/22	$10,000	$10,000	$10,000
3/31/22	$9,859	$9,795	$9,999
6/30/22	$9,027	$9,335	$9,002
9/30/22	$8,983	$8,892	$8,941
12/31/22	$9,200	$9,058	$9,297
3/31/23	$9,551	$9,326	$9,643
6/30/23	$9,636	$9,248	$9,800
9/30/23	$9,709	$8,949	$9,852
12/31/23	$10,347	$9,559	$10,548
3/31/24	$10,583	$9,485	$10,707
6/30/24	$10,775	$9,491	$10,824

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/14/2022
Simplify High Yield PLUS Credit Hedge ETF - NAV	11.82%	3.20%
Simplify High Yield PLUS Credit Hedge ETF - Market	11.66%	3.20%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	- 2.18%
ICE BofA US High Yield Index	10.45%	3.39%

Performance Inception Date																Feb. 14, 2022
AssetsNet	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780	$ 156,167,780
Holdings Count | Holding	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Advisory Fees Paid, Amount					$ 181,060
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$156,167,780
Total number of portfolio holdings	5
Total advisory fee paid, net of waiver	$181,060
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.9%
Purchased Options	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	1.1%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000227299
Shareholder Report [Line Items]
Fund Name					Simplify Interest Rate Hedge ETF
Trading Symbol					PFIX
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Interest Rate Hedge ETF ("PFIX" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Interest Rate Hedge ETF	$61	0.50%

Expenses Paid, Amount					$ 61
Expense Ratio, Percent					0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, PFIX returned 42.78% vs. its referenced benchmark, ICE U.S. Treasury 20+ Year Bond Index, return of -7.15% for the same period, outperforming the benchmark by 49.93%.

The main reason for the difference is that PFIX holds a long position in a set of out-of-the-money pay-fixed options with 5 to 7 years to expiry into a 20-year swap. These swaptions performed well as the forward interest rates that underly them increased. These increases were offset somewhat by time decay on the options and increases in the rates used to discount the option payoff.

Looking forward, increases in rates that drive increases in the forward rates along with increases in implied volatilities would be beneficial to the Fund’s performance while decreases in forward rates and declines in implied volatilities would be harmful. The path of future interest rates and implied volatilities is notoriously difficult to predict.

Line Graph [Table Text Block]
	Simplify Interest Rate Hedge ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	ICE US Treasury 20+ Year Bond Index TR
5/10/21	$10,000	$10,000	$10,000
6/30/21	$8,111	$10,095	$10,478
9/30/21	$8,000	$10,100	$10,488
12/31/21	$7,489	$10,101	$10,885
3/31/22	$9,551	$9,502	$9,705
6/30/22	$11,452	$9,056	$8,527
9/30/22	$13,597	$8,626	$7,610
12/31/22	$14,523	$8,787	$7,506
3/31/23	$12,654	$9,047	$7,995
6/30/23	$12,981	$8,971	$7,805
9/30/23	$19,295	$8,681	$6,791
12/31/23	$15,133	$9,273	$7,669
3/31/24	$16,932	$9,201	$7,393
6/30/24	$18,534	$9,207	$7,247

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 5/10/2021
Simplify Interest Rate Hedge ETF - NAV	42.78%	21.72%
Simplify Interest Rate Hedge ETF - Market	45.24%	21.60%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	- 2.60%
ICE US Treasury 20+ Year Bond Index TR	- 7.15%	- 9.75%

Performance Inception Date																					May 10, 2021
AssetsNet	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147	$ 145,441,147
Holdings Count | Holding	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9
Advisory Fees Paid, Amount					$ 873,405
InvestmentCompanyPortfolioTurnover					164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$145,441,147
Total number of portfolio holdings	9
Total advisory fee paid, net of waiver	$873,405
Period portfolio turnover rate	164%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	52.1%
U.S. Government Obligations	33.2%
Purchased Swaptions	14.5%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000230231
Shareholder Report [Line Items]
Fund Name					Simplify Intermediate Term Treasury Futures Strategy ETF
Trading Symbol					TYA
Security Exchange Name					CboeBZX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Intermediate Term Treasury Futures Strategy ETF ("TYA" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Intermediate Term Treasury Futures Strategy ETF	$14	0.15%

Expenses Paid, Amount					$ 14
Expense Ratio, Percent					0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, TYA returned -7.93% vs its referenced benchmark, ICE U.S. Treasury 20+ Year Bond Index, return of -7.15% for the same period, under performing the benchmark by 0.78%.

The Fund’s performance was driven by its long exposure to Intermediate-Term Treasury Futures and short-term treasuries. A long position in Treasury futures earns returns on the cheapest to deliver bond in exchange for paying a short-term financing rate. With an inverted yield curve (long-term rates below short-term rates), this exposure has a negative carry. Leveraged up to 3 times, increases in yields on intermediate-term treasuries led to negative returns, outweighing positive returns on short-term treasuries.

Looking forward, TYA's performance will depend on rate movements. Increases in rates or further inversions will be harmful, while decreases and steepening would be beneficial. Predicting future rates and their term structure is challenging.

Line Graph [Table Text Block]
	Simplify Intermediate Term Treasury Futures Strategy ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	ICE US Treasury 20+ Year Bond Index TR
9/27/21	$10,000	$10,000	$10,000
9/30/21	$10,031	$9,973	$9,816
12/31/21	$9,944	$9,974	$10,187
3/31/22	$8,132	$9,382	$9,083
6/30/22	$7,353	$8,942	$7,981
9/30/22	$6,204	$8,517	$7,123
12/31/22	$6,238	$8,677	$7,026
3/31/23	$6,688	$8,934	$7,483
6/30/23	$6,132	$8,858	$7,305
9/30/23	$5,345	$8,572	$6,356
12/31/23	$6,078	$9,156	$7,177
3/31/24	$5,747	$9,085	$6,920
6/30/24	$5,646	$9,091	$6,783

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/27/2021
Simplify Intermediate Term Treasury Futures Strategy ETF - NAV	- 7.93%	- 18.73%
Simplify Intermediate Term Treasury Futures Strategy ETF - Market	- 8.06%	- 18.82%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	- 3.40%
ICE US Treasury 20+ Year Bond Index TR	- 7.15%	- 13.14%

Performance Inception Date																			Sep. 27, 2021
AssetsNet	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096	$ 48,678,096
Holdings Count | Holding	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Advisory Fees Paid, Amount					$ 70,871
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$48,678,096
Total number of portfolio holdings	5
Total advisory fee paid, net of waiver	$70,871
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.7%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]
C000243092
Shareholder Report [Line Items]
Fund Name					Simplify Market Neutral Equity Long/Short ETF
Trading Symbol					EQLS
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Market Neutral Equity Long/Short ETF ("EQLS" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Market Neutral Equity Long/Short ETF	$103	1.00%

Expenses Paid, Amount					$ 103
Expense Ratio, Percent					1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, EQLS returned 5.19% vs its referenced benchmark, ICE BofA US 3-Month Treasury Bill Index, return of 5.40% for the same period, underperforming the benchmark by 0.21%.

Performance derived from systematic exposure was positive and in-line with expectations. Significant contributors included negative exposures to Short Interest Utilization and positive exposures to Profitability, Momentum, and Size. Detractors included negative exposure to Volatility and positive exposures to Revision and Earnings Yield, which underperformed. Non-systematic/idiosyncratic performance was positive but below expectations. Historically, residual performance improves as the model adapts.

Looking ahead, a rate-cutting regime is anticipated, which should boost economic growth and firm investment. We believe EQLS is well-positioned with positive exposures to Profitability and Earnings Yield, and negative exposure to Book-to-Market, to benefit from this transition.

Line Graph [Table Text Block]
	Simplify Market Neutral Equity Long/Short ETF - NAV	MSCI World Index (Net)	ICE BofA 3 Month US Treasury Bill Index
6/12/23	$10,000	$10,000	$10,000
6/30/23	$9,771	$10,216	$10,028
7/31/23	$9,389	$10,559	$10,068
8/31/23	$9,603	$10,307	$10,113
9/30/23	$9,838	$9,862	$10,159
10/31/23	$10,246	$9,576	$10,205
11/30/23	$9,825	$10,474	$10,250
12/31/23	$9,616	$10,988	$10,298
1/31/24	$10,242	$11,120	$10,342
2/29/24	$10,291	$11,591	$10,385
3/31/24	$10,155	$11,964	$10,431
4/30/24	$10,016	$11,519	$10,476
5/31/24	$9,829	$12,034	$10,526
6/30/24	$10,278	$12,279	$10,569

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 6/12/2023
Simplify Market Neutral Equity Long/Short ETF - NAV	5.19%	2.65%
Simplify Market Neutral Equity Long/Short ETF - Market	4.42%	2.51%
MSCI World Index (Net)	20.19%	21.61%
ICE BofA 3 Month US Treasury Bill Index	5.40%	5.42%

Performance Inception Date								Jun. 12, 2023
AssetsNet	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187	$ 156,231,187
Holdings Count | Holding	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount					$ 1,196,259
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$156,231,187
Total number of portfolio holdings	3
Total advisory fee paid, net of waiver	$1,196,259
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.1%
Other Assets in Excess of Liabilities	1.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- Effective May 24, 2024, Simplify EQLS LLC became the investment advisor of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- Effective May 24, 2024, Simplify EQLS LLC became the investment advisor of the Fund.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000246389
Shareholder Report [Line Items]
Fund Name			Simplify MBS ETF
Trading Symbol			MTBA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Simplify MBS ETF ("MTBA" or the "Fund") for the period of November 6, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number			(855) 772-8488
Additional Information Website			www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify MBS ETF	$12Footnote Reference(1)	0.17%
Footnote	Description
Footnote(1)	Based on the period November 6, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period November 7, 2023, to June 30, 2024, MTBA returned 4.24% vs. the Bloomberg US MBS Index Total Return of 6.09%, underperforming the benchmark by 1.85%.

MTBA invests in the mortgage market by taking long positions in current coupon TBA mortgage futures in the over-the-counter market. These positions accrue mortgage interest, incur financing charges, and experience mark-to-market gains and losses from interest rate changes. From inception, mortgage rates were volatile but decreased slightly. TBA positions are notional, leaving NAV to be invested in short-term treasuries.

Looking ahead, the Fund's performance is sensitive to changes in fixed-rate mortgage rates and short-term financing rates. Mortgage rates depend on multiple points on the term structure, volatilities, and supply-demand dynamics, all of which are challenging to predict.

Line Graph [Table Text Block]
	Simplify MBS ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
11/6/23	$10,000	$10,000	$10,000
11/30/23	$10,158	$10,263	$10,271
12/31/23	$10,367	$10,656	$10,713
1/31/24	$10,384	$10,627	$10,664
2/29/24	$10,268	$10,477	$10,490
3/31/24	$10,377	$10,574	$10,601
4/30/24	$10,168	$10,307	$10,281
5/31/24	$10,333	$10,481	$10,486
6/30/24	$10,424	$10,581	$10,609

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 11/6/2023
Simplify MBS ETF - NAV	4.24%
Simplify MBS ETF - Market	4.01%
Bloomberg Capital U.S. Aggregate Bond Index	5.81%
Bloomberg U.S. Mortgage Backed Securities Index	6.09%

Performance Inception Date			Nov. 06, 2023
AssetsNet	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937	$ 750,306,937
Holdings Count | Holding	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Advisory Fees Paid, Amount			$ 387,878
InvestmentCompanyPortfolioTurnover			769.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$750,306,937
Total number of portfolio holdings	5
Total advisory fee paid, net of waiver	$387,878
Period portfolio turnover rate	769%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.7%
U.S. Government Agency Mortgage Backed Securities	98.3%
Liabilities in Excess of Other Assets	(98.0)%
Total	100.0%

Material Fund Change [Text Block]
C000243093
Shareholder Report [Line Items]
Fund Name						Simplify Multi-QIS Alternative ETF
Trading Symbol						QIS
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about Simplify Multi-QIS Alternative ETF ("QIS" or the "Fund") for the period of July 10, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number						(855) 772-8488
Additional Information Website						www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Multi-QIS Alternative ETF	$99.6Footnote Reference(1)	1.00%
Footnote	Description
Footnote(1)	Based on the period July 10, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount						$ 99.6
Expense Ratio, Percent						1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period July 10, 2023, to June 30, 2024, QIS returned 4.78% vs. the ICE BofA US 3-Month Treasury Bill Index benchmark return of 5.29%, underperforming by 0.51%.

Quantitative strategies across the board have had one of their most challenging periods in the last decade, and we have seen above average correlations between strategies further reduce normal diversification benefits. Equity volatility strategies have also been a headwind, as implied volatilities have been low and realized volatilities have been high. We did also see some more idiosyncratic headwinds out of the commodity complex. Bouts of higher correlations and challenging realized volatility are expected to happen occasionally, and as such the performance thus far is well within our expected bounds.

Looking ahead, we expect normalization of these features, which should become tailwinds and improve performance.

Line Graph [Table Text Block]
	Simplify Multi-QIS Alternative ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	ICE BofA 3 Month US Treasury Bill Index
7/10/23	$10,000	$10,000	$10,000
7/31/23	$10,026	$10,090	$10,029
8/31/23	$10,101	$10,025	$10,074
9/30/23	$10,256	$9,771	$10,120
10/31/23	$10,276	$9,616	$10,165
11/30/23	$10,221	$10,052	$10,211
12/31/23	$10,237	$10,437	$10,259
1/31/24	$10,243	$10,408	$10,303
2/29/24	$10,335	$10,261	$10,345
3/31/24	$10,445	$10,356	$10,391
4/30/24	$10,527	$10,094	$10,436
5/31/24	$10,500	$10,265	$10,486
6/30/24	$10,478	$10,362	$10,529

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 7/10/2023
Simplify Multi-QIS Alternative ETF - NAV	4.78%
Simplify Multi-QIS Alternative ETF - Market	4.80%
Bloomberg Capital U.S. Aggregate Bond Index	3.62%
ICE BofA 3 Month US Treasury Bill Index	5.29%

Performance Inception Date						Jul. 10, 2023
AssetsNet	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300	$ 114,939,300
Holdings Count | Holding	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount						$ 1,095,980
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$114,939,300
Total number of portfolio holdings	4
Total advisory fee paid, net of waiver	$1,095,980
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.6%
Purchased Options	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	0.4%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000249114
Shareholder Report [Line Items]
Fund Name	Simplify Next Intangible Core Index ETF
Trading Symbol	NXTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Next Intangible Core Index ETF ("NXTI" or the "Fund") for the period of April 15, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Core Index ETF	$5Footnote Reference(1)	0.25%
Footnote	Description
Footnote(1)	Based on the period April 15, 2024 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period April 15, 2024, to June 30, 2024, NXTI returned 5.03% vs. the NEXT Intangible Core Index benchmark return of 4.18%, underperforming by 0.85%.

NXTI had positive returns in Healthcare, Utilities, Consumer Staples, Information Technology, Communication Services, Consumer Discretionary, Real Estate, Financials, and Industrials. NXTI had negative returns in Energy and Materials. Eli Lilly, Qualcomm, and Walmart were key contributors to positive returns while Cisco Systems, Mastercard, and Accenture were distractors to performance.

Looking ahead, NXTI will continue to select companies with high intangible capital-to-book asset ratios within their respective sectors.

Line Graph [Table Text Block]
	Simplify Next Intangible Core Index ETF - NAV	S&P 500 TR Index	Next Intangible Core Index TR (USD)
4/15/24	$10,000	$10,000	$10,000
4/30/24	$9,891	$9,951	$9,998
5/31/24	$10,106	$10,444	$10,405
6/30/24	$10,503	$10,819	$10,418

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 4/15/2024
Simplify Next Intangible Core Index ETF - NAV	5.03%
Simplify Next Intangible Core Index ETF- Market	4.92%
S&P 500 TR Index	8.19%
Next Intangible Core Index TR (USD)	4.18%

Performance Inception Date	Apr. 15, 2024
AssetsNet	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804	$ 2,620,804
Holdings Count | Holding	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202
Advisory Fees Paid, Amount	$ 1,303
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,620,804
Total number of portfolio holdings	202
Total advisory fee paid, net of waiver	$1,303
Period portfolio turnover rate	28%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	100.0%
Money Market Funds	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000249115
Shareholder Report [Line Items]
Fund Name	Simplify Next Intangible Value Index ETF
Trading Symbol	NXTV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Next Intangible Value Index ETF ("NXTV" or the "Fund") for the period of April 15, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Value Index ETF	$5Footnote Reference(1)	0.25%
Footnote	Description
Footnote(1)	Based on the period April 15, 2024 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period April 15, 2024, to June 30, 2024, NXTV returned 4.18% vs. the NEXT Intangible Value Total Return Index benchmark return of 5.05%, underperforming by 0.87%.

NXTV had positive returns in Communication Services, Utilities, Financials, Industrials, Consumer Discretionary, Real Estate, Consumer Staples, Information Technology and Healthcare. NXTV had negative returns in Energy and Materials. Walmart, AT&T, and Micron Technology were key contributors to positive returns while Intel, Cisco Systems, and International Business Machines were distractors to performance.

Looking ahead, NXTV will continue to select companies with attractive equity value to intangible-adjusted book value within their respective sectors.

Line Graph [Table Text Block]
	Simplify Next Intangible Value Index ETF - NAV	S&P 500 TR Index	Next Intangible Value Index TR (USD)
4/15/24	$10,000	$10,000	$10,000
4/30/24	$10,000	$9,951	$9,887
5/31/24	$10,405	$10,444	$10,108
6/30/24	$10,418	$10,819	$10,505

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 4/15/2024
Simplify Next Intangible Value Index ETF - NAV	4.18%
Simplify Next Intangible Value Index ETF - Market	4.38%
S&P 500 TR Index	8.19%
Next Intangible Value Index TR (USD)	5.05%

Performance Inception Date	Apr. 15, 2024
AssetsNet	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486	$ 2,599,486
Holdings Count | Holding	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202	202
Advisory Fees Paid, Amount	$ 1,313
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,599,486
Total number of portfolio holdings	202
Total advisory fee paid, net of waiver	$1,313
Period portfolio turnover rate	65%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	99.8%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000238444
Shareholder Report [Line Items]
Fund Name					Simplify Short Term Treasury Futures Strategy ETF
Trading Symbol					TUA
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Short Term Treasury Futures Strategy ETF ("TUA" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Short Term Treasury Futures Strategy ETF	$15	0.15%

Expenses Paid, Amount					$ 15
Expense Ratio, Percent					0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, TUA returned -1.33% vs. the ICE U.S. Treasury 7-10 Year Bond Index benchmark return of 0.32% for the same period, underperforming the benchmark by 1.65%.

TUA's performance was driven by its long exposure to Two Year Treasury Futures and holdings of short-term treasuries. A long position in Treasury futures earns returns on the cheapest to deliver bond in exchange for paying a short-term financing rate. With an inverted yield curve (2-year rates below short-term rates), this exposure has a structurally negative carry. Leveraged up 5 times, minimal yield changes in the focus treasuries led to negative returns, offsetting positive returns on short-term treasuries.

Looking forward, performance for TUA will be driven by movements in rates. Increases in rates and/or further inversions will generally be harmful and decreases accompanied by steepening would be beneficial. The path of future interest rates and their term structure is notoriously difficult to predict.

Line Graph [Table Text Block]
	Simplify Short Term Treasury Futures Strategy ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	ICE US Treasury 7-10 Year Bond Index
11/14/22	$10,000	$10,000	$10,000
12/31/22	$9,940	$10,146	$10,081
3/31/23	$10,267	$10,446	$10,438
6/30/23	$9,303	$10,358	$10,244
9/30/23	$9,055	$10,024	$9,792
12/31/23	$9,725	$10,707	$10,422
3/31/24	$9,286	$10,624	$10,283
6/30/24	$9,179	$10,631	$10,277

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 11/14/2022
Simplify Short Term Treasury Futures Strategy ETF - NAV	- 1.33%	- 5.14%
Simplify Short Term Treasury Futures Strategy ETF - Market	- 1.45%	- 5.23%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	3.84%
ICE US Treasury 7-10 Year Bond Index	0.32%	1.69%

Performance Inception Date											Nov. 14, 2022
AssetsNet	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601	$ 539,079,601
Holdings Count | Holding	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount					$ 882,008
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$539,079,601
Total number of portfolio holdings	4
Total advisory fee paid, net of waiver	$882,008
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.5%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]
C000227543
Shareholder Report [Line Items]
Fund Name					Simplify US Equity PLUS GBTC ETF
Trading Symbol					SPBC
Security Exchange Name					NASDAQ
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify US Equity PLUS GBTC ETF ("SPBC" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify U.S. Equity PLUS GBTC ETF	$61	0.51%

Expenses Paid, Amount					$ 61
Expense Ratio, Percent					0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, SPBC returned 39.29% vs its referenced benchmark, S&P 500 Index, return of 24.56%, outperforming the benchmark by 14.73%.

SPBC targets a 10% exposure to GBTC, which returned 93.79% over the same period, driving the outperformance of 14.73% vs. the benchmark. The Fund’s holding in GBTC also benefitted from a shrinking in the premium between the market price of GBTC to its NAV, which shrunk from -30.15% to -0.01%, over the same period.

Looking forward, SPBC remains uniquely positioned to provide investors with exposure to U.S. Large Cap Equity combined with Bitcoin exposure. With the advent of Bitcoin exchange traded products in early 2024, GBTC should act as a good proxy for exposure to the price of spot Bitcoin moving forward, as the Fund pursues its stated investment objective.

Line Graph [Table Text Block]
	Simplify U.S. Equity PLUS GBTC ETF - NAV	S&P 500 TR Index
5/24/21	$10,000	$10,000
6/30/21	$10,146	$10,253
9/30/21	$10,313	$10,313
12/31/21	$11,444	$11,450
3/31/22	$10,798	$10,923
6/30/22	$8,355	$9,165
9/30/22	$7,883	$8,717
12/31/22	$8,247	$9,376
3/31/23	$9,693	$10,079
6/30/23	$10,668	$10,960
9/30/23	$10,269	$10,602
12/31/23	$12,260	$11,841
3/31/24	$14,513	$13,091
6/30/24	$14,860	$13,652

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 5/24/2021
Simplify US Equity PLUS GBTC ETF - NAV	39.29%	13.62%
Simplify U.S. Equity PLUS GBTC ETF - Market	39.50%	13.97%
S&P 500 TR Index	24.56%	10.56%

Performance Inception Date																				May 24, 2021
AssetsNet	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455	$ 21,526,455
Holdings Count | Holding	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount					$ 53,810
InvestmentCompanyPortfolioTurnover					21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,526,455
Total number of portfolio holdings	4
Total advisory fee paid, net of waiver	$53,810
Period portfolio turnover rate	21%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	85.2%
Grantor Trusts	9.9%
U.S. Treasury Bills	4.6%
Money Market Funds	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	0.3%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000246390
Shareholder Report [Line Items]
Fund Name				Simplify US Equity PLUS QIS ETF
Trading Symbol				SPQ
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about Simplify US Equity PLUS QIS ETF ("SPQ" or the "Fund") for the period of November 13, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number				(855) 772-8488
Additional Information Website				www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS QIS ETF	$39Footnote Reference(1)	0.56%
Footnote	Description
Footnote(1)	Based on the period November 13, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount				$ 39
Expense Ratio, Percent				0.56%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period November 13 2023, to June 30, 2024, SPQ returned 22.97% vs. its referenced benchmark, S&P 500 Index, return of 24.97%, underperforming by 2.00%.

Quant strategies across the board have had one of their most challenging periods in the last decade, and we have seen above average correlations between strategies further reduce normal diversification benefits. Equity volatility strategies have also been a headwind, as implied volatilities have been low and realized volatilities have been high. We did also see some more idiosyncratic headwinds out of the commodity complex. Bouts of higher correlations and challenging realized volatilities are expected to happen occasionally, and as such the performance thus far is well within our expected bounds.

Looking ahead, we expect normalization of these features, which should become tailwinds and improve performance.

Line Graph [Table Text Block]
	Simplify US Equity PLUS QIS ETF - NAV	S&P 500 TR Index
11/13/23	$10,000	$10,000
11/30/23	$10,295	$10,368
12/31/23	$10,732	$10,839
1/31/24	$10,915	$11,021
2/29/24	$11,475	$11,610
3/31/24	$11,887	$11,983
4/30/24	$11,413	$11,494
5/31/24	$11,921	$12,064
6/30/24	$12,296	$12,497

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 11/13/2023
Simplify US Equity PLUS QIS ETF - NAV	22.97%
Simplify US Equity PLUS QIS ETF - Market	20.88%
S&P 500 TR Index	24.97%

Performance Inception Date				Nov. 13, 2023
AssetsNet	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992	$ 3,002,992
Holdings Count | Holding	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount				$ 10,319
InvestmentCompanyPortfolioTurnover				88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$3,002,992
Total number of portfolio holdings	3
Total advisory fee paid, net of waiver	$10,319
Period portfolio turnover rate	88%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	94.7%
U.S. Treasury Bills	3.3%
Other Assets in Excess of Liabilities	2.0%
Total	100.0%

Material Fund Change [Text Block]
C000241460
Shareholder Report [Line Items]
Fund Name					Simplify Commodities Strategy No K-1 ETF
Trading Symbol					HARD
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Commodities Strategy No K-1 ETF ("HARD" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Commodities Strategy No K-1 ETF	$75	0.75%

Expenses Paid, Amount					$ 75
Expense Ratio, Percent					0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, HARD returned 0.63% vs its referenced benchmark, Bloomberg Commodity Index Total Return, return of 2.63% for the same period, underperforming the benchmark by 2.00%.

Positive returns from positions in selected energy and base metals were helpful to the Fund performance, while giving back performance in its precious metals posture. Average overall weight of aggregate commodity positioning was about +30%, which is a result of the strategy’s long commodity bias. Additionally, the Fund minimized negative carry positioning in individual commodities with curves having excess steepness or inversion.

Going forward, our view is that HARD’s asset selection and positioning should enable it to outperform during a cyclical bull market in commodities, especially in energy and metals.

Line Graph [Table Text Block]
	Simplify Commodities Strategy No K-1 ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	Bloomberg Commodity Index Total Return
3/27/23	$10,000	$10,000	$10,000
3/31/23	$9,956	$10,050	$10,175
6/30/23	$9,914	$9,966	$9,914
9/30/23	$10,250	$9,644	$10,381
12/31/23	$9,497	$10,301	$9,901
3/31/24	$9,611	$10,221	$10,118
6/30/24	$9,977	$10,228	$10,410

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 3/27/2023
Simplify Commodities Strategy No K-1 ETF - NAV	0.63%	- 0.19%
Simplify Commodities Strategy No K-1 ETF - Market	0.44%	- 0.34%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	1.80%
Bloomberg Commodity Index Total Return	5.00%	3.24%

Performance Inception Date									Mar. 27, 2023
AssetsNet	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122	$ 10,273,122
Holdings Count | Holding	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount					$ 65,614
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$10,273,122
Total number of portfolio holdings	3
Total advisory fee paid, net of waiver	$65,614
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.8%
Other Assets in Excess of Liabilities	1.2%
Total	100.0%

Material Fund Change [Text Block]
C000233896
Shareholder Report [Line Items]
Fund Name					Simplify Macro Strategy ETF
Trading Symbol					FIG
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Macro Strategy ETF ("FIG" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Macro Strategy ETF	$59	0.61%

Expenses Paid, Amount					$ 59
Expense Ratio, Percent					0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, FIG returned -7.19% vs its referenced benchmark, Bloomberg US EQ:FI 60:40 Index, return of 15.69% for the same period, underperforming the benchmark by -22.88%.

The Fund’s net short US equity position drove underperformance. From June 30, 2023 to October 26, 2023, equity shorts and investment in the Simplify Managed Futures ETF boosted performance by 2.56% over the benchmark. A strong equity rally from October 26, 2023 led to a 1.25% underperformance in Q1-2024 and a 2.5% underperformance in Q2-2024 due to underinvestment. An aggressive short on Carvana (CVNA) resulted in a 7.8% NAV loss on May 2, 2024, and a -10.24% impact overall.

Looking forward, FIG remains underinvested in US equities due to high valuations and aggressive earnings expectations. Despite disappointing earnings, valuations have risen sharply. Implied volatility and equity correlations are low, and equity allocations are at historic highs. US government bonds offer attractive real yields of 2-2.5%. We anticipate that slowing economic growth and rising unemployment will highlight the divergence between bonds and equities, impacting performance.

Line Graph [Table Text Block]
	Simplify Macro Strategy ETF - NAV	Bloomberg US EQ:FI 60:40 Index	ICE BofA 3 Month US Treasury Bill Index
5/16/22	$10,000	$10,000	$10,000
6/30/22	$9,439	$9,654	$10,006
9/30/22	$9,504	$9,202	$10,052
12/31/22	$9,668	$9,660	$10,137
3/31/23	$9,770	$10,231	$10,246
6/30/23	$9,811	$10,739	$10,366
9/30/23	$9,520	$10,408	$10,502
12/31/23	$9,913	$11,438	$10,645
3/31/24	$9,915	$12,109	$10,783
6/30/24	$9,106	$12,424	$10,926

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 5/16/2022
Simplify Macro Strategy ETF - NAV	- 7.19%	- 4.32%
Simplify Macro Strategy ETF - Market	- 7.51%	- 4.33%
Bloomberg US EQ:FI 60:40 Index	15.69%	10.76%
ICE BofA 3 Month US Treasury Bill Index	5.40%	4.26%

Performance Inception Date														May 16, 2022
AssetsNet	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413	$ 17,785,413
Holdings Count | Holding	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21
Advisory Fees Paid, Amount					$ 162,934
InvestmentCompanyPortfolioTurnover					68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$17,785,413
Total number of portfolio holdings	21
Total advisory fee paid, net of waiver	$162,934
Period portfolio turnover rate	68%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	79.8%
U.S. Treasury Inflation Indexed Bonds	18.5%
Purchased Options	1.8%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000233897
Shareholder Report [Line Items]
Fund Name					Simplify Managed Futures Strategy ETF
Trading Symbol					CTA
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Managed Futures Strategy ETF ("CTA" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Managed Futures Strategy ETF	$81	0.76%

Expenses Paid, Amount					$ 81
Expense Ratio, Percent					0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, CTA returned 14.52% vs its referenced benchmark, SG CTA Index, return of 3.50% for the same period, outperforming the benchmark by 11.02%.

Short interest rate and related positions were the predominant risks and primary contributors to CTA. Higher rates across the curve, along with timely energy, metals, and agricultural positioning, resulted in a nearly 15% total return, outperforming competitors and the benchmark. The Fund's positioning benefited from asset curves' shapes, providing positive carry. Additionally, the Fund’s realized volatility was around 14%, slightly below the typical target for trend-following funds.

Looking ahead, we believe the Fund is well-positioned to capitalize on a near-term bull market in energy and metals and softer agricultural prices, coinciding with higher global yields. The inclusion of additional liquid energy, metal, and agricultural positions should enhance diversification and provide broader sources of potential alpha.

Line Graph [Table Text Block]
	Simplify Managed Futures Strategy ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	SG CTA Index
3/7/22	$10,000	$10,000	$10,000
3/31/22	$9,566	$9,749	$10,070
6/30/22	$10,907	$9,292	$10,814
9/30/22	$11,809	$8,850	$11,258
12/31/22	$11,182	$9,016	$10,725
3/31/23	$9,963	$9,283	$10,169
6/30/23	$10,922	$9,205	$10,727
9/30/23	$11,783	$8,907	$10,918
12/31/23	$10,789	$9,515	$10,351
3/31/24	$11,492	$9,441	$11,351
6/30/24	$12,508	$9,447	$11,102

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 3/7/2022
Simplify Managed Futures Strategy ETF - NAV	14.52%	10.15%
Simplify Managed Futures Strategy ETF - Market	14.61%	9.58%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	- 2.43%
SG CTA Index	3.50%	4.62%

Performance Inception Date															Mar. 07, 2022
AssetsNet	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602	$ 204,869,602
Holdings Count | Holding	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount					$ 1,155,079
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$204,869,602
Total number of portfolio holdings	3
Total advisory fee paid, net of waiver	$1,155,079
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	93.1%
Other Assets in Excess of Liabilities	6.9%
Total	100.0%

Material Fund Change [Text Block]
C000243094
Shareholder Report [Line Items]
Fund Name					Simplify Opportunistic Income ETF
Trading Symbol					CRDT
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Opportunistic Income ETF ("CRDT" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Opportunistic Income ETF	$53	0.51%

Expenses Paid, Amount					$ 53
Expense Ratio, Percent					0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, CRDT returned 5.05% vs. the Bloomberg U.S. Universal Total Return Index benchmark return of 3.47% for the same period, outperforming the benchmark by 1.58%.

Tactical positioning during the year focused on dislocations in single name distressed and high dividend preferred corporate bonds, which provided a steady source of coupon income, but were somewhat offset by price return losses. Other major positions generated modest positive return and included securitized bonds (mortgage-related and ABS), foreign positions including sovereign CDS buy protection, and futures and TRS overlays (e.g., long Quality vs Junk equities).

Looking ahead, the Fund continues to focus on undervalued sectors like ABS and corporates where management is addressing fundamentals and will identify cheap high yield and distressed credits versus underweighting the index, where our view is that the spreads are too tight.

Line Graph [Table Text Block]
	Simplify Opportunistic Income ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	ICE BofA US High Yield Index	Bloomberg U.S. Universal Total Return Index
6/26/23	$10,000	$10,000	$10,000	$10,000
6/30/23	$10,004	$9,958	$10,077	$9,965
7/31/23	$10,060	$9,951	$10,221	$9,975
8/31/23	$10,204	$9,887	$10,250	$9,915
9/30/23	$10,232	$9,636	$10,131	$9,678
10/31/23	$9,986	$9,484	$10,005	$9,533
11/30/23	$10,319	$9,913	$10,460	$9,962
12/31/23	$10,526	$10,293	$10,846	$10,340
1/31/24	$10,550	$10,264	$10,848	$10,315
2/29/24	$10,596	$10,119	$10,880	$10,192
3/31/24	$10,497	$10,213	$11,010	$10,292
4/30/24	$10,441	$9,955	$10,900	$10,051
5/31/24	$10,428	$10,124	$11,023	$10,218
6/30/24	$10,510	$10,219	$11,130	$10,311

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 6/26/2023
Simplify Opportunistic Income ETF - NAV	5.05%	5.04%
Simplify Opportunistic Income ETF - Market	5.12%	4.99%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	2.17%
ICE BofA US High Yield Index	10.45%	11.17%
Bloomberg U.S. Universal Total Return Index	3.47%	3.09%

Performance Inception Date							Jun. 26, 2023
AssetsNet	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650	$ 74,700,650
Holdings Count | Holding	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79
Advisory Fees Paid, Amount					$ 329,974
InvestmentCompanyPortfolioTurnover					322.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$74,700,650
Total number of portfolio holdings	79
Total advisory fee paid, net of waiver	$329,974
Period portfolio turnover rate	322%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	27.5%
Corporate Bonds	25.9%
U.S. Government Agency Mortgage Backed Securities	18.1%
Asset Backed Securities	14.2%
Foreign Bonds	13.9%
Preferred Stocks	7.5%
Common Stocks	7.2%
Closed-End Funds	0.6%
Term Loans	0.3%
Liabilities in Excess of Other Assets	(15.2)%
Total	100.0%

Material Fund Change [Text Block]
C000238807
Shareholder Report [Line Items]
Fund Name					Simplify Propel Opportunities ETF
Trading Symbol					SURI
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Propel Opportunities ETF ("SURI" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Propel Opportunities ETF	$272	2.50%

Expenses Paid, Amount					$ 272
Expense Ratio, Percent					2.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, SURI returned 17.27% vs. the MSCI USA IMI Health Care Net Total Return USD Index benchmark return of 9.76% for the same period, outperforming the benchmark by 7.51%.

SURI has a heavier weighting of early-stage and small/mid-cap (SMID) companies in SURI versus MSCI USA IMI Health Care Net Total Return USD Index. While, in general SMID companies have underperformed versus large cap healthcare companies during this period, we have still been able to outperform versus the benchmark due to our high touch, active management of the portfolio.

In the next 12 months, while we anticipate continued volatility in SMID healthcare companies versus the overall market, we expect specific catalysts within the SURI portfolio along with increased M&A and strategic activities targeting SMID healthcare companies to drive outperformance.

Line Graph [Table Text Block]
	Simplify Propel Opportunities ETF - NAV	S&P 500 TR Index	MSCI USA IMI/Health Care Net (USD) Index
2/7/23	$10,000	$10,000	$10,000
2/28/23	$9,552	$9,549	$9,568
3/31/23	$8,279	$9,900	$9,737
4/30/23	$9,245	$10,055	$10,029
5/31/23	$8,948	$10,098	$9,629
6/30/23	$9,503	$10,766	$10,034
7/31/23	$9,581	$11,111	$10,126
8/31/23	$9,290	$10,934	$10,004
9/30/23	$9,012	$10,413	$9,649
10/31/23	$8,303	$10,194	$9,269
11/30/23	$8,785	$11,125	$9,796
12/31/23	$9,566	$11,631	$10,321
1/31/24	$9,709	$11,826	$10,563
2/29/24	$12,053	$12,457	$10,931
3/31/24	$12,099	$12,858	$11,172
4/30/24	$10,293	$12,333	$10,566
5/31/24	$10,720	$12,945	$10,806
6/30/24	$11,144	$13,409	$11,014

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/7/2023
Simplify Propel Opportunities ETF - NAV	17.27%	8.09%
Simplify Propel Opportunities ETF - Market	16.83%	8.96%
S&P 500 TR Index	24.56%	23.46%
MSCI USA IMI/Health Care Net (USD) Index	9.76%	7.18%

Performance Inception Date										Feb. 07, 2023
AssetsNet	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570	$ 96,943,570
Holdings Count | Holding	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26	26
Advisory Fees Paid, Amount					$ 2,421,546
InvestmentCompanyPortfolioTurnover					42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$96,943,570
Total number of portfolio holdings	26
Total advisory fee paid, net of waiver	$2,421,546
Period portfolio turnover rate	42%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	68.2%
Limited Partnership	26.7%
Corporate Bonds	3.3%
Closed-End Funds	1.6%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000223058
Shareholder Report [Line Items]
Fund Name					Simplify Volt RoboCar Disruption and Tech ETF
Trading Symbol					VCAR
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Volt RoboCar Disruption and Tech ETF ("VCAR" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volt RoboCar Disruption and Tech ETF	$106	0.95%

Expenses Paid, Amount					$ 106
Expense Ratio, Percent					0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, VCAR returned 21.96% vs its referenced benchmark, S&P 500 Index, return of 24.56%, underperforming the benchmark by 2.60%.

VCAR performed well alongside the broader market despite experiencing a downward drag due to significant exposure to Tesla. This was mitigated by substantial exposure to NVIDIA (NVDA), which greatly benefited from the rise of artificial intelligence (AI) technologies. The strategic positioning in NVDA helped buoy the Fund's performance.

Looking forward, we believe there will continue to be strong tailwinds for VCAR and the autonomous driving space, and we continue to be optimistic about Tesla in particular. The advancements in AI are poised to have a transformative impact on society, and we remain optimistic about the Fund's future performance given its focus on robocar and tech names at the forefront of this technological evolution.

Line Graph [Table Text Block]
	Simplify Volt RoboCar Disruption and Tech ETF - NAV	S&P 500 TR Index
12/28/20	$10,000	$10,000
12/31/20	$10,456	$10,057
6/30/21	$9,466	$11,591
12/31/21	$12,382	$12,944
6/30/22	$7,297	$10,361
12/31/22	$4,810	$10,600
6/30/23	$7,258	$12,391
12/31/23	$7,699	$13,387
6/30/24	$8,852	$15,434

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 12/28/2020
Simplify Volt RoboCar Disruption and Tech ETF - NAV	21.96%	- 3.42%
Simplify Volt RoboCar Disruption and Tech ETF - Market	22.68%	- 3.22%
S&P 500 TR Index	24.56%	13.18%

Performance Inception Date																							Dec. 28, 2020
AssetsNet	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452	$ 5,513,452
Holdings Count | Holding	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81
Advisory Fees Paid, Amount					$ 44,271
InvestmentCompanyPortfolioTurnover					19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$5,513,452
Total number of portfolio holdings	81
Total advisory fee paid, net of waiver	$44,271
Period portfolio turnover rate	19%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	93.7%
Purchased Options	2.7%
Money Market Funds	3.8%
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000220986
Shareholder Report [Line Items]
Fund Name					Simplify US Equity PLUS Convexity ETF
Trading Symbol					SPYC
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify US Equity PLUS Convexity ETF ("SPYC" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Convexity ETF	$43	0.38%

Expenses Paid, Amount					$ 43
Expense Ratio, Percent					0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, SPYC returned 26.21% vs its referenced benchmark, S&P 500 Index, return of 24.56%, outperforming the benchmark by 1.65%.

The outperformance was driven by the timely monetization of our call options. Regarding the puts overlay, the down moves in equities during this period were not deep enough to hit our strikes, causing our puts to expire worthless with the expected drag in performance.

In the next 12 months, we aim to capitalize on these monetization opportunities, when possible, to potentially enhance performance on the upside while maintaining a strong notional coverage on the downside.

Line Graph [Table Text Block]
	Simplify US Equity PLUS Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,834	$10,927
6/30/21	$12,367	$12,593
12/31/21	$13,976	$14,063
6/30/22	$10,923	$11,256
12/31/22	$10,427	$11,516
6/30/23	$12,088	$13,462
12/31/23	$12,931	$14,543
6/30/24	$15,257	$16,767

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/3/2020
Simplify US Equity PLUS Convexity ETF - NAV	26.21%	11.69%
Simplify US Equity PLUS Convexity ETF - Market	26.12%	11.87%
S&P 500 TR Index	24.56%	14.48%

Performance Inception Date																								Sep. 03, 2020
AssetsNet	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656	$ 73,356,656
Holdings Count | Holding	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9	9
Advisory Fees Paid, Amount					$ 249,420
InvestmentCompanyPortfolioTurnover					3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$73,356,656
Total number of portfolio holdings	9
Total advisory fee paid, net of waiver	$249,420
Period portfolio turnover rate	3%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	98.3%
Purchased Options	1.8%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- A fee waiver arrangement previously in place for the Fund expired on October 31, 2023.

- "Other expenses" in the Fund's fee table were restated.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- A fee waiver arrangement previously in place for the Fund expired on October 31, 2023.

- "Other expenses" in the Fund's fee table were restated.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000220987
Shareholder Report [Line Items]
Fund Name					Simplify US Equity PLUS Downside Convexity ETF
Trading Symbol					SPD
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify US Equity PLUS Downside Convexity ETF ("SPD" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Downside Convexity ETF	$41	0.38%

Expenses Paid, Amount					$ 41
Expense Ratio, Percent					0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, SPD returned 20.23% vs its referenced benchmark, S&P 500 Index, return of 24.56%, underperforming the benchmark by 4.33%.

The main reason for this underperformance is the put options expiring worthless most of the time, without meaningful monetization opportunities intra-period. There were two equity drawdowns during this period, but both were in the 5% to 10% range, whereas our options overlay focuses more on delivering downside convexity for down moves beyond the 10-15% mark.

In the next 12 months, we aim to maintain a strong notional coverage while remaining in this low volatility environment, as we prepare for a potential increase in uncertainty coming into the presidential election in November 2024.

Line Graph [Table Text Block]
	Simplify US Equity PLUS Downside Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,798	$10,927
6/30/21	$12,207	$12,593
12/31/21	$13,429	$14,063
6/30/22	$10,818	$11,256
12/31/22	$9,986	$11,516
6/30/23	$11,393	$13,462
12/31/23	$12,088	$14,543
6/30/24	$13,698	$16,767

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/3/2020
Simplify US Equity PLUS Downside Convexity ETF - NAV	20.23%	8.58%
Simplify US Equity PLUS Downside Convexity ETF - Market	20.20%	8.71%
S&P 500 TR Index	24.56%	14.48%

Performance Inception Date																								Sep. 03, 2020
AssetsNet	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973	$ 114,185,973
Holdings Count | Holding	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7
Advisory Fees Paid, Amount					$ 357,495
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$114,185,973
Total number of portfolio holdings	7
Total advisory fee paid, net of waiver	$357,495
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	99.8%
Purchased Options	0.4%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- A fee waiver arrangement previously in place for the Fund expired on October 31, 2023.

- "Other expenses" in the Fund's fee table were restated.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- A fee waiver arrangement previously in place for the Fund expired on October 31, 2023.

- "Other expenses" in the Fund's fee table were restated.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000220988
Shareholder Report [Line Items]
Fund Name					Simplify US Equity PLUS Upside Convexity ETF
Trading Symbol					SPUC
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify US Equity PLUS Upside Convexity ETF ("SPUC" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Upside Convexity ETF	$43	0.37%

Expenses Paid, Amount					$ 43
Expense Ratio, Percent					0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, SPUC returned 33.28% vs its referenced benchmark, S&P 500 Index, return of 24.56%, outperforming the benchmark by 8.72%.

The strong outperformance was driven by timely monetization of call options in the Fund, as well as partially rolling the gains into the next optimal structure to maintain a high level of notional around the target levels. This process led to a contribution of more than 8% from our options overlay.

In the next 12 months, we aim to capitalize on these monetization opportunities, when possible, to potentially enhance performance on the upside, while maintaining our options budget within boundaries to minimize the impact of potential down periods in equities.

Line Graph [Table Text Block]
	Simplify US Equity PLUS Upside Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,877	$10,927
6/30/21	$12,552	$12,593
12/31/21	$14,561	$14,063
6/30/22	$11,047	$11,256
12/31/22	$10,973	$11,516
6/30/23	$12,886	$13,462
12/31/23	$13,986	$14,543
6/30/24	$17,174	$16,767

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/3/2020
Simplify US Equity PLUS Upside Convexity ETF - NAV	33.28%	15.20%
Simplify US Equity PLUS Upside Convexity ETF - Market	33.03%	15.39%
S&P 500 TR Index	24.56%	14.48%

Performance Inception Date																								Sep. 03, 2020
AssetsNet	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951	$ 8,063,951
Holdings Count | Holding	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7	7
Advisory Fees Paid, Amount					$ 23,663
InvestmentCompanyPortfolioTurnover					4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$8,063,951
Total number of portfolio holdings	7
Total advisory fee paid, net of waiver	$23,663
Period portfolio turnover rate	4%

Holdings [Text Block]
Investment Categories	% of Net Assets
Exchange-Traded Funds	97.3%
Purchased Options	2.6%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- A fee waiver arrangement previously in place for the Fund expired on October 31, 2023.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- A fee waiver arrangement previously in place for the Fund expired on October 31, 2023.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000238456
Shareholder Report [Line Items]
Fund Name					Simplify Enhanced Income ETF
Trading Symbol					HIGH
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Enhanced Income ETF ("HIGH" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Enhanced Income ETF	$54	0.52%

Expenses Paid, Amount					$ 54
Expense Ratio, Percent					0.52%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, HIGH returned 6.51% vs its referenced benchmark, ICE BofA US 3-Month US Treasury Bill Index, return of 5.40% for the same period, outperforming the benchmark by 1.11%.

During the first half of the period, the Fund adopted a conservative risk stance due to challenging conditions for equity index put selling, characterized by multiple volatility spikes and a negative equity market trend in late 2023. Conditions improved in early 2024, enabling us to increase risk to normal levels and achieve our target income. However, a market correction in April 2024 necessitated risk management actions that impacted performance for approximately two weeks.

In the next 12 months, we expect the Fund may perform more favorably if implied volatility and the equity market trends are closer to their historical long-term average.

Line Graph [Table Text Block]
	Simplify Enhanced Income ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	Capital U.S. Corporate High Yield Index	ICE BofA 3 Month US Treasury Bill Index
10/27/22	$10,000	$10,000	$10,000	$10,000
12/31/22	$10,073	$10,253	$10,161	$10,070
3/31/23	$10,244	$10,557	$10,524	$10,178
6/30/23	$10,507	$10,468	$10,708	$10,297
9/30/23	$10,706	$10,130	$10,757	$10,432
12/31/23	$10,830	$10,820	$11,528	$10,575
3/31/24	$11,010	$10,736	$11,697	$10,712
6/30/24	$11,191	$10,743	$11,825	$10,853

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/27/2022
Simplify Enhanced Income ETF - NAV	6.51%	6.95%
Simplify Enhanced Income ETF - Market	6.38%	6.72%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	4.38%
Capital U.S. Corporate High Yield Index	10.44%	10.54%
ICE BofA 3 Month US Treasury Bill Index	5.40%	5.01%

Performance Inception Date												Oct. 27, 2022
AssetsNet	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435	$ 435,486,435
Holdings Count | Holding	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14	14
Advisory Fees Paid, Amount					$ 1,238,372
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$435,486,435
Total number of portfolio holdings	14
Total advisory fee paid, net of waiver	$1,238,372
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	100.2%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to additional underlying investments used for the options spread writing strategy.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to investments in a Cayman Subsidiary.

- "Other expenses" in the Fund's fee table were restated.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to additional underlying investments used for the options spread writing strategy.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to investments in a Cayman Subsidiary.

- "Other expenses" in the Fund's fee table were restated.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000238457
Shareholder Report [Line Items]
Fund Name					Simplify Stable Income ETF
Trading Symbol					BUCK
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Stable Income ETF ("BUCK" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]					This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Treasury Option Income ETF	$37	0.36%

Expenses Paid, Amount					$ 37
Expense Ratio, Percent					0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, BUCK returned 5.39% vs its referenced benchmark, Bloomberg 1-3 Month U.S. Treasury Bill Index, return of 5.50%, underperforming the benchmark by 0.11%.

It has been a challenging year for option-selling strategies across various sectors. The strategy in BUCK has focused on structural volatility selling in the treasury market. The Fund performance was impacted by challenges in hedging structural volatility selling strategies in rapidly changing long-term treasury rates.

In the next 12 months, we expect long term treasury rates to stabilize as uncertainties regarding fiscal outlook resolve. We believe BUCK is well-positioned to deliver and outperform the Bloomberg 1-3 Month U.S. Treasury Bill Index.

Line Graph [Table Text Block]
	Simplify Treasury Option Income ETF - NAV	Bloomberg Capital U.S. Aggregate Bond Index	Bloomberg Barclays 1 - 3 Month U.S. Treasury Bill Index	ICE BofA 3 Month US Treasury Bill Index
10/27/22	$10,000	$10,000	$10,000	$10,000
12/31/22	$10,077	$10,253	$10,070	$10,070
3/31/23	$10,188	$10,557	$10,180	$10,178
6/30/23	$10,327	$10,468	$10,304	$10,297
9/30/23	$10,466	$10,130	$10,443	$10,432
12/31/23	$10,533	$10,820	$10,587	$10,575
3/31/24	$10,882	$10,736	$10,727	$10,712
6/30/24	$10,884	$10,743	$10,871	$10,853

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/27/2022
Simplify Stable Income ETF - NAV	5.39%	5.19%
Simplify Treasury Option Income ETF - Market	5.55%	5.04%
Bloomberg Capital U.S. Aggregate Bond Index	2.63%	4.38%
Bloomberg Barclays 1 - 3 Month U.S. Treasury Bill Index	5.50%	5.11%
ICE BofA 3 Month US Treasury Bill Index	5.40%	5.01%

Performance Inception Date												Oct. 27, 2022
AssetsNet	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399	$ 139,527,399
Holdings Count | Holding	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2	2
Advisory Fees Paid, Amount					$ 229,709
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$139,527,399
Total number of portfolio holdings	2
Total advisory fee paid, net of waiver	$229,709
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.5%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to additional underlying investments used for the options spread writing strategy.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to investments in a Cayman Subsidiary.

- "Other expenses" in the Fund's fee table were restated.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at www.simplify.us/resources or upon request at (855) 772-8488.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to additional underlying investments used for the options spread writing strategy.

- Revisions were made to the Fund's principal investment strategy and principal risks relating to investments in a Cayman Subsidiary.

- "Other expenses" in the Fund's fee table were restated.

Updated Prospectus Phone Number					(855) 772-8488.
Updated Prospectus Web Address					www.simplify.us/resources
C000236819
Shareholder Report [Line Items]
Fund Name					Simplify Bitcoin Strategy PLUS Income ETF
Trading Symbol					MAXI
Security Exchange Name					NASDAQ
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Bitcoin Strategy PLUS Income ETF ("MAXI" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bitcoin Strategy PLUS Income ETF	$865	6.09%

Expenses Paid, Amount					$ 865
Expense Ratio, Percent					6.09%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, MAXI returned 84.03% vs its referenced benchmark, Nasdaq Bitcoin Reference Price Index, return of 97.47% for the same period, underperforming the benchmark by 13.44%.

The Fund underperformance was mostly due to the futures roll costs, which the option selling overlay could not offset fully due to a rather low implied volatility environment. Over this period, the futures roll cost was in the range of 10-12% annually, which is at the high end of the distribution of the recent years.

In the next 12 months, we expect the Fund to perform better if the futures roll cost, as well as implied volatility and the equity market trends, are closer to their historical long-term average.

Line Graph [Table Text Block]
	Simplify Bitcoin Strategy PLUS Income ETF - NAV	S&P 500 TR Index	Nasdaq Bitcoin Reference Price Index (USD)
9/29/22	$10,000	$10,000	$10,000
9/30/22	$10,000	$9,850	$9,925
12/31/22	$8,693	$10,595	$8,511
3/31/23	$14,761	$11,389	$14,671
6/30/23	$15,816	$12,384	$15,648
9/30/23	$13,805	$11,979	$13,791
12/31/23	$21,172	$13,380	$21,544
3/31/24	$34,930	$14,792	$36,305
6/30/24	$29,106	$15,426	$30,899

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/29/2022
Simplify Bitcoin Strategy PLUS Income ETF - NAV	84.03%	84.09%
Simplify Bitcoin Strategy PLUS Income ETF - Market	80.92%	83.75%
S&P 500 TR Index	24.56%	28.09%
Nasdaq Bitcoin Reference Price Index (USD)	97.47%	90.48%

Performance Inception Date													Sep. 29, 2022
AssetsNet	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056	$ 18,680,056
Holdings Count | Holding	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Advisory Fees Paid, Amount					$ 203,674
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$18,680,056
Total number of portfolio holdings	15
Total advisory fee paid, net of waiver	$203,674
Period portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	303.2%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(203.4)%
Total	100.0%

Material Fund Change [Text Block]
C000227300
Shareholder Report [Line Items]
Fund Name					Simplify Volatility Premium ETF
Trading Symbol					SVOL
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about Simplify Volatility Premium ETF ("SVOL" or the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number					(855) 772-8488
Additional Information Website					www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volatility Premium ETF	$70	0.65%

Expenses Paid, Amount					$ 70
Expense Ratio, Percent					0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2024, SVOL returned 15.05% vs its referenced benchmark, S&P 500 Index, return of 24.56%, underperforming the benchmark by 9.51%.

The Fund's performance is due to CBOE Volatility Index (“VIX”) remaining low and upward sloping VIX curve (Contango) for most of the year. The steep VIX curve resulting in falling futures prices, due to roll down, has helped SVOL to deliver total return in line with its distribution yield of around 15%.

In the next 12 months, we expect SVOL to remain correlated with the S&P 500 Index.

Line Graph [Table Text Block]
	Simplify Volatility Premium ETF - NAV	S&P 500 TR Index
5/12/21	$10,000	$10,000
6/30/21	$10,805	$10,599
9/30/21	$10,704	$10,661
12/31/21	$11,436	$11,836
3/31/22	$10,641	$11,292
6/30/22	$10,132	$9,474
9/30/22	$9,918	$9,011
12/31/22	$10,914	$9,693
3/31/23	$11,333	$10,419
6/30/23	$12,476	$11,330
9/30/23	$12,706	$10,959
12/31/23	$13,429	$12,241
3/31/24	$13,912	$13,533
6/30/24	$14,353	$14,113

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 5/12/2021
Simplify Volatility Premium ETF - NAV	15.05%	12.22%
Simplify Volatility Premium ETF - Market	14.76%	11.98%
S&P 500 TR Index	24.56%	11.62%

Performance Inception Date																						May 12, 2021
AssetsNet	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224	$ 1,000,016,224
Holdings Count | Holding	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13	13
Advisory Fees Paid, Amount					$ 3,098,140
InvestmentCompanyPortfolioTurnover					97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,000,016,224
Total number of portfolio holdings	13
Total advisory fee paid, net of waiver	$3,098,140
Period portfolio turnover rate	97%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	126.4%
Exchange-Traded Funds	31.6%
Purchased Options	0.2%
U.S. Government Obligations	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(58.2)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000248321
Shareholder Report [Line Items]
Fund Name		Simplify Tara India Opportunities ETF
Trading Symbol		IOPP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Simplify Tara India Opportunities ETF ("IOPP" or the "Fund") for the period of March 4, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number		(855) 772-8488
Additional Information Website		www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tara India Opportunities ETF	$41Footnote Reference(1)	1.21%
Footnote	Description
Footnote(1)	Based on the period March 4, 2024 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		1.21%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period March 4 2024, to June 30, 2024, IOPP returned 12.29% vs. the benchmark, MSCI India Net Total Return USD Index, return of 9.16%, outperforming the benchmark by 3.13%.

The Fund’s allocations to the Industrials, Consumer Staples, and Consumer Discretionary sectors all contributed positively to performance. Stock selection contributed meaningfully to performance, with several holdings in the Information Technology and Industrials sectors nearly doubling in price since the Fund’s inception.

Looking forward, we expect the Fund will continue to favor sectors which benefit from India’s expanding middle class and which are levered to the formalization of the economy and inclusive growth in the country. We also expect stock selection to remain an important driver of performance, utilizing the deep bench of local expertise of System Two Advisors, the Fund’s subadvisor.

Line Graph [Table Text Block]
	Simplify Tara India Opportunities ETF - NAV	MSCI INDIA Net (USD)
3/4/24	$10,000	$10,000
3/31/24	$9,960	$9,905
4/30/24	$10,312	$10,134
5/31/24	$10,382	$10,206
6/30/24	$11,229	$10,916

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 3/4/2024
Simplify Tara India Opportunities ETF - NAV	12.29%
Simplify Tara India Opportunities ETF - Market	12.40%
MSCI INDIA Net (USD)	9.16%

Performance Inception Date		Mar. 04, 2024
AssetsNet	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660	$ 8,421,660
Holdings Count | Holding	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27
Advisory Fees Paid, Amount		$ 11,156
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$8,421,660
Total number of portfolio holdings	27
Total advisory fee paid, net of waiver	$11,156
Period portfolio turnover rate	33%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	92.9%
Other Assets in Excess of Liabilities	7.1%
Total	100.0%

Material Fund Change [Text Block]